Discontinued Operations (Details Narrative) (Allied Integral United Inc) - USD ($)				1 Months Ended	3 Months Ended			12 Months Ended
	Mar. 11, 2021	Mar. 10, 2021	Jul. 12, 2019	May 31, 2021	Apr. 03, 2021	Mar. 31, 2021	Mar. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Proceeds from debt					$ 468,000
Allied Integral United Inc [Member] | Commercial Real Estate Property, San Antonio [Member]
Proceeds from sale of property						$ 13,300,000		$ 2,500,000	13,300,000	2,500,000
Allied Integral United Inc [Member] | Commercial Real Estate Property, San Antonio & Texas [Member]
Proceeds from sale of property						700,000			$ 700,000
Income taxes of discontinued operations										$ 144,643
Allied Integral United Inc [Member] | SeaWorld Hotel Note [Member]
Proceeds from debt	$ 300,000	$ 300,000
Fees	$ 150,000
Debt instrument maturity date			Aug. 01, 2020
Allied Integral United Inc [Member] | SeaWorld Hotel Note [Member] | Subsequent Event [Member]
Proceeds from sale of property				$ 216,000
Proceeds from debt		$ 300,000
Income taxes of discontinued operations				$ 82,500		$ 20,000
Debt instrument maturity date						Jan. 31, 2022
SeaWorld Forbearance Agreement [Member] | Pender Capital Asset Based Lending Fund I, L.P [Member]
Proceeds from sale of property						$ 300,000
SeaWorld Forbearance Agreement [Member] | Pender Capital Asset Based Lending Fund I, L.P [Member] | Lender [Member]
Proceeds from sale of property						$ 150,000